UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 27.3%
	COMMON STOCKS – 24.8%
	AUTOMOBILES – 2.5%
26,000	Daimler	$2,457,621
	CHEMICALS – 4.6%
22,000	BASF	2,446,073
10,000	Linde	2,001,001
		4,447,074
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.5%
150,000	Deutsche Telekom	2,424,767
	INSURANCE – 2.5%
66,000	Talanx	2,374,825
	INTERNET SOFTWARE & SERVICES – 2.3%
48,000	United Internet	2,254,682
	MACHINERY – 2.5%
25,000	Krones	2,388,247
	MEDIA – 2.6%
40,000	Axel Springer	2,560,785
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%
180,000	Infineon Technologies	2,148,678
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.1%
15,000	Wincor Nixdorf	1,078,019
	TEXTILES, APPAREL & LUXURY GOODS – 2.0%
18,000	Adidas	1,948,247
	Total Common Stocks (cost $19,512,380)	24,082,945
	PREFERRED STOCKS – 2.5%
	HOUSEHOLD PRODUCTS – 2.5%
22,000	Henkel & Co.† (cost $1,620,131)	2,368,458
	Total Investments in Germany (cost $21,132,511)	26,451,403
Shares	Description	Value(a)
INVESTMENTS IN FRANCE – 17.8%
	AEROSPACE & DEFENSE – 2.6%
70,000	Zodiac Aerospace	$2,474,379
	AUTOMOBILES – 2.2%
22,000	Renault	2,138,646
	COMMERCIAL BANKS – 4.6%
120,000	Credit Agricole*	1,892,683
42,000	Societe Generale	2,587,534
		4,480,217
	COMMERCIAL SERVICES & SUPPLIES – 2.0%
15,000	Societe BIC	1,971,027
	CONSTRUCTION MATERIALS – 2.6%
28,000	Imerys	2,490,778
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%
40,000	Vivendi	1,114,607
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
12,902	Essilor International	1,301,514
	INSURANCE – 1.3%
50,000	AXA	1,299,893
	Total Investments in France (cost $13,288,878)	17,271,061
INVESTMENTS IN NETHERLANDS – 13.8%
	AEROSPACE & DEFENSE – 2.5%
34,000	Airbus Group NV	2,436,012
	CHEMICALS – 1.3%
18,000	Koninklijke DSM	1,235,701
	CONSTRUCTION & ENGINEERING – 2.5%
64,000	Arcadis NV	2,462,059
	DIVERSIFIED FINANCIAL SERVICES – 1.8%
120,000	ING Groep*	1,699,197
	FOOD PRODUCTS – 2.0%
44,000	Nutreco	1,955,524

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN NETHERLANDS – 13.8% (continued)
	MEDIA – 2.5%
110,000	Reed Elsevier NV	$2,377,705
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
13,090	ASML Holding	1,212,784
	Total Investments in Netherlands (cost $10,648,938)	13,378,982
INVESTMENTS IN SPAIN – 12.7%
	CONSTRUCTION & ENGINEERING – 0.8%
20,000	ACS Actividades de Construccion y Servicios	785,930
	ELECTRIC UTILITES – 3.2%
38,000	Red Electrica	3,089,700
	INSURANCE – 4.5%
52,000	Grupo Catalana Occidente	2,113,289
540,000	Mapfre	2,277,172
		4,390,461
	IT SERVICES – 4.2%
50,000	Amadeus IT Holding	2,077,486
100,000	Indra Sistemas†	2,009,959
		4,087,445
	Total Investments in Spain (cost $8,668,639)	12,353,536
INVESTMENTS IN UNITED KINGDOM – 11.8%
	COMMERCIAL SERVICES & SUPPLIES – 2.3%
100,000	Babcock International Group	2,245,449
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
130,000	Jazztel*	1,977,849
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%
160,000	Smith & Nephew	2,424,485
	HOUSEHOLD PRODUCTS – 2.2%
26,000	Reckitt Benckiser Group	2,118,124
Shares	Description	Value(a)
	MULTILINE RETAIL – 2.7%
24,000	Next	$2,640,528
	Total Investments in United Kingdom (cost $9,492,540)	11,406,435
INVESTMENTS IN SWITZERLAND – 4.9%
	CHEMICALS – 4.9%
5,000	EMS-Chemie Holding	1,888,794
700	Sika	2,864,969
		4,753,763
	Total Investments in Switzerland (cost $4,304,728)	4,753,763
INVESTMENTS IN FINLAND – 3.0%
	INSURANCE – 3.0%
56,000	Sampo	2,905,586
	Total Investments in Finland (cost $1,417,010)	2,905,586
INVESTMENTS IN GREECE – 2.7%
	HOTELS, RESTAURANTS & LEISURE – 2.7%
160,000	OPAP	2,579,803
	Total Investments in Greece (cost $2,124,591)	2,579,803
INVESTMENTS IN LUXEMBOURG – 2.1%
	MEDIA – 2.1%
18,000	RTL Group	2,050,199
	Total Investments in Luxembourg (cost $1,965,355)	2,050,199
INVESTMENTS IN POLAND – 1.7%
	COMMERCIAL BANKS – 1.7%
120,000	Powszechna Kasa Oszczednosci Bank Polski	1,685,882
	Total Investments in Poland (cost $1,650,114)	1,685,882

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN DENMARK – 1.4%
	HEALTH CARE EQUIPMENT & SERVICES – 1.4%
17,000	Coloplast	$1,375,953
	Total Investments in Denmark (cost $1,323,272)	1,375,953
	Total Investments in Common and Preferred Stocks – 99.2% (cost $76,016,576)	96,212,603
SECURITIES LENDING COLLATERAL – 3.3%
3,205,753	Daily Assets Fund Institutional, 0.07% (cost $3,205,753)(b)(c)	3,205,753
CASH EQUIVALENTS – 0.4%
340,661	Central Cash Management Fund, 0.05% (cost $340,661)(c)	340,661
Number of contracts
PUT OPTIONS PURCHASED – 0.5%
500	DAX Index, Expiration: 9/22/2014 Exercise Price 8,500.00 (cost $501,948)	456,496
	Total Investments in Put Options Purchased – 0.5% (cost $501,948)	456,496
	Total Investments – 103.4% (cost $80,064,938)**	100,215,513
	Other Assets and Liabilities, Net – (3.4%)	(3,270,907)
NET ASSETS – 100.0%		$96,944,606

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $80,065,882. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $20,149,631. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,287,227 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $137,596.
†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2014 amounted to $3,053,907, which is 3.2% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$26,451,403	$—	$—	$26,451,403
France	17,271,061	—	—	17,271,061
Netherlands	13,378,982	—	—	13,378,982
Spain	12,353,536	—	—	12,353,536
United Kingdom	11,406,435	—	—	11,406,435
Switzerland	4,753,763	—	—	4,753,763
Finland	2,905,586	—	—	2,905,586
Greece	2,579,803	—	—	2,579,803
Luxembourg	2,050,199	—	—	2,050,199
Poland	1,685,882	—	—	1,685,882
Denmark	1,375,953	—	—	1,375,953
Short-Term Instruments(1)	3,546,414	—	—	3,546,414
Derivatives(2)
Purchased Options	456,496	—	—	456,496
Total	$100,215,513	$—	$—	$100,215,513

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(1) See Schedule of Investments for additional detailed categorizations.
(2) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014